CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 15,664,718	$ 36,042,090
Accounts receivable (Note 5)	4,467,563	3,579,271
Biological assets (Note 6)	1,086,713	1,088,528
Inventory (Note 7)	9,993,128	6,772,525
Prepaid expenses	1,474,722	1,326,780
Due from related parties (Note 11)	15,354,413	14,973,749
Total current assets	48,041,257	63,782,943
Plant and equipment (Note 8)	21,780,867	16,965,989
Plant under construction	14,421,659	10,310,229
Deposits on materials and equipment	819,475	981,832
Refundable deposits	2,196,391	2,196,391
Intangible assets (Note 9)	91,242,655	86,612,636
Right of use assets (Note 19)	4,435,998	0
Goodwill	169,323	169,323
Long-term investment	159,795	282,509
Investment in joint venture (Note 10)	56,763,061	25,660,842
Total non-current assets	191,989,224	143,179,751
TOTAL ASSETS	240,030,481	206,962,694
Current liabilities
Accounts payable and accrued liabilities	12,224,377	9,634,464
Current portion of long-term debt	0	2,503,064
Deferred payment	22,308,000	22,226,565
Payable to joint venture (Note 10)	22,500,000	0
Due to related parties (Note 11)	3,936,398	1,806,393
Total current liabilities	60,968,775	36,170,486
Lease liability (Note 19)	4,661,279	0
Deferred income tax liability	293,886	293,886
TOTAL LIABILITIES	65,923,940	36,464,372
SHAREHOLDERS' EQUITY
Share capital (Note 12)	207,406,139	204,791,733
Warrants (Note 13)	4,360,000	4,360,000
Contributed surplus	14,242,125	14,202,536
Accumulated deficit	(56,498,572)	(52,855,947)
TOTAL SHAREHOLDERS' EQUITY	169,509,692	170,498,322
Non-controlling interest	4,596,849	0
TOTAL LIABILITIES AND EQUITY	$ 240,030,481	$ 206,962,694